Financial result - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial result
Interest on debt		R$ (6,441,757)	R$ (5,767,426)	R$ (4,267,829)
Monetary and exchange rate variation		2,473,085	(5,795,089)	1,921,632
Derivatives and fair value measurement	[1]	(4,523,652)	3,787,479	(2,684,111)
Amortization of borrowing costs		(452,944)	(113,136)	(64,588)
Discounts obtained from financial operations		186,681
Guarantees and warranties		(19,374)	(36,079)	(38,773)
Cost of gross debt		(8,777,961)	(7,924,251)	(5,133,669)
Income from financial investments and exchange rate in cash and cash equivalents		2,505,285	1,975,811	2,057,369
Changes in fair value of investments in listed entities		87,844		(3,147,031)
Other finance income (cost)		2,593,129	1,975,811	(1,089,662)
Cost of debt, net		(6,184,832)	(5,948,440)	(6,223,331)
Interest on other receivables		728,102	464,883	450,478
Interest of other financial assets		(14,894)		1,777
Leases and concessions agreements		(517,451)	(387,044)	(514,236)
Interest on leases		(647,750)	(641,144)	(444,850)
Interest on shareholder's equity		(50,337)	(44,464)	(46,212)
Interest on contingencies and contracts		(470,301)	(605,231)	(781,087)
Interest on sectorial assets and liabilities		(111,245)	(88,170)	(97,845)
Bank charges and other		(141,873)	155,624	(107,747)
Foreign exchange, net		(380,840)	(1,655,731)	(133,974)
Other charges and monetary variations net		(1,606,589)	(2,801,277)	(1,673,696)
Finance results, net		(7,791,421)	(8,749,717)	(7,897,027)
Finance expense		(8,949,615)	(7,637,116)	(11,337,430)
Finance income		3,583,317	2,655,899	3,028,134
Exchange variation, net		2,397,352	(5,741,359)	1,777,438
Derivatives		(4,822,475)	1,972,859	(1,365,169)
Financial results, net		R$ (7,791,421)	R$ (8,749,717)	R$ (7,897,027)

[1]	The variation was primarily driven by the depreciation of the U.S. dollar against the Brazilian real - with the average PTAX exchange rate decreasing from R$ 6.19 on December 31, 2024 to R$ 5.50 on December 31, 2025 (11.2% appreciation of the real).